STOCK WARRANTS STOCK OPTIONS AND RESTRICTED STOCK UNITS (Details Narrative) - USD ($)					1 Months Ended			3 Months Ended		12 Months Ended
	Jan. 15, 2025	Jun. 04, 2024	Apr. 11, 2024	Mar. 06, 2024	Oct. 18, 2024	Jun. 30, 2024	Jun. 24, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Feb. 01, 2026	Jul. 17, 2025	Oct. 31, 2024	Dec. 31, 2023	Jan. 31, 2022	Oct. 24, 2019
Outstanding, option								1,190	1,323	1,210	1,323				1,541
Stock based compensation expense								$ 7,243	$ 139,678	$ 485,432	$ 729,712
Retained earnings (accumulated deficit)								$ (109,623,170)		$ (107,330,252)	$ (98,328,395)
common stock, par value								$ 0.00001		$ 0.00001	$ 0.00001
Net income								$ (2,292,918)	(1,879,051)	$ (8,951,104)	$ (8,609,139)
Series A Warrants [Member]
Shares issued to holder								1,603,370
Floor price of warrant shares			$ 7.60
True-up payment due to the remaining holders			$ 1,640,000
Additional warrants issued			110,273
Floor price of true up payment			$ 4.71
True-up payment			$ 1,640,000
PIPE 2024 Offering [Member]
Shares issued to holder					19,110			920,324		162,129	162,129
Exercise price														$ 38
Exercise price warrant decrease				$ 682
Private investment in public equity offering								the Company agreed to issue an aggregate of 370,000 share of common stock at a purchase price of $1.55 per share, 920,324 pre-funded warrants to purchase shares of its common stock at $1.55 per share, 1,290,324 Series C Warrants, each to purchase one share of common stock at an initial exercise price of $1.30 per share, and 1,290,324 Series D Warrants to purchase one share of common stock at $1.30. The Company also issued 96,774 Placement Agent Warrants, each to purchase one share of common stock at $1.94. The aggregate net proceeds received by the Company from the offering were $1.7 million, net of commissions and offering expenses		the Company agreed to issue an aggregate of 370,000 share of common stock at a purchase price of $1.55 per share, 920,324 pre-funded warrants to purchase shares of its common stock at $1.55 per share, 1,290,324 Series C Warrants, each to purchase one share of common stock at an initial exercise price of $1.30 per share, and 1,290,324 Series D Warrants to purchase one share of common stock at $1.30. The aggregate net proceeds received by the Company from the offering were $1.7 million, net of commissions and offering expenses
Weighted-average exercise price					$ 47.30			$ 9.60		$ 9.60	$ 9.60
Common stock, units issued														202,470
Common stock, units issued, price per share														$ 40.50
common stock, par value														$ 0.00001
Proceeds from issuance of common stock					$ 902,541					$ 1,652,034	$ 1,652,034
PIPE 2024 Offering [Member] | Series A Warrants [Member]
Shares issued to holder										579,219
Exercise price	$ 8.29
Exercise price warrant decrease	$ 8.29
Weighted-average exercise price										$ 8.39
Proceeds from issuance of common stock										$ 3,680,411
Additional warrants issued	225,450
PIPE 2024 Offering [Member] | Series B Warrants [Member]
Shares issued to holder								640,864		640,864
2019 Equity Incentive Plan [Member]
Number of authorized shares												444,312	350,000			1,576
Authorization of shares of common stock						3,182						94,312					1,167
Restricted Stock Units [Member]
Stock based compensation expense								$ 0	15,524	$ 62,095	$ 62,095
Unvested RSUs granted to executive officers											90
RSUs vested outstanding executive officers								934		953	701
RSUs unvested outstanding executive officers								19		31	251
Weighted average remaining contractual life								4 years 11 months 12 days		5 years 2 months 12 days	5 years 2 months 12 days
Weighted average remaining vesting period											12 years
Common stock vested								105
Restricted Stock Units [Member] | Minimum [Member] | Executive Officer [Member]
Exercise price								$ 528		$ 528	$ 528
Restricted Stock Units [Member] | Maximum [Member] | Executive Officer [Member]
Exercise price								$ 2,552		$ 2,552	$ 2,552
Stock Options [Member]
Outstanding, option								1,210		1,210	1,323
Vested option shares								1,190		1,176	1,048
NonVested option shares								20		34	275
Unrecognized compensation expense								$ 12,172		$ 119,143
Stock based compensation expense								$ 7,243	$ 124,154	$ 423,337	$ 667,617
Weighted avaerage unrecognized compensastion cost								6 months		4 years 9 months 18 days
Warrant Inducement [Member]
Number of warrants to purchase common stock						18,763
Total gross proceeds						$ 2,786,174
Net proceeds						2,425,418
Retained earnings (accumulated deficit)						341,297
Deemed dividend amount						1,455,805
Commissions and transaction costs		$ 42,539				$ 360,756
Exercise price						$ 297
Warrants issued						9,382
Exercise price warrant decrease		$ 297				$ 297
Stock Warrant [Member] | Consulting Agreement [Member]
Common stock, shares issued							4,198
Shares issued to holder						5,184
Existing warrants shares						9,382
Outstanding and reserved shares						4,198
Armistice Warrants [Member]
Exercise price				1,485
Exercise price warrant decrease				$ 682
Net income				$ 23,270
Reduced current warrant exercise price per share				$ 1,485
Description of warrants				the September 2021 and the March 2022 Armistice Warrants as a result of the Inducement Letters, the Company issued an aggregate 2,418 warrants (the “Armistice Warrants”) consisting of (i) 1,934 warrants pursuant to the Adjustment terms under the September 2021 Armistice Warrant, and (ii) 484 warrants pursuant to the Adjustment terms of the March 2022 Armistice warrant